Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 515	$ 411
Money market funds	334	415
Repurchase agreements	100	40
AAA
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	334	415
Repurchase agreements	71	26
AA+
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreements	0	9
AA
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreements	14	2
AA-
Disclosure of credit risk exposure [line items]
Short-term deposits	94	41
Money market funds	0	0
Repurchase agreements	15	3
A+
Disclosure of credit risk exposure [line items]
Short-term deposits	245	107
Money market funds	0	0
Repurchase agreements	0	0
A
Disclosure of credit risk exposure [line items]
Short-term deposits	166	249
Money market funds	0	0
Repurchase agreements	0	0
A-
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreements	0	0
BBB+ and below
Disclosure of credit risk exposure [line items]
Short-term deposits	10	14
Money market funds	0	0
Repurchase agreements	$ 0	$ 0